Fair Value Measurements (Tables)	3 Months Ended
Jan. 31, 2019
Statement [LineItems]
Schedule of Financial Assets and Liabilities not Carried at Fair Value

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)				As at
	January 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$60,247	$59,944	$60,535	$59,948
Other debt securities	46,915	46,624	46,636	46,316
Total debt securities at amortized cost, net of allowance for credit losses	107,162	106,568	107,171	106,264
Total loans, net of allowance for loan losses	648,468	647,585	646,393	642,542
Total financial assets not carried at fair value	$755,630	$754,153	$753,564	$748,806

FINANCIAL LIABILITIES
Deposits	$849,338	$847,987	$851,439	$846,148
Securitization liabilities at amortized cost	13,986	14,082	14,683	14,654
Subordinated notes and debentures	8,893	9,307	8,740	9,027
Total financial liabilities not carried at fair value	$872,217	$871,376	$874,862	$869,829

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2018	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at January 31 2019	Change in unrealized gains (losses) on instruments still held[5]
		Included in income[1]	Included in OCI[2], 3	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$3	$–	$–	$–	$–	$(3)	$–	$–	$–	$–
Other debt securities
Canadian issuers	1	–	–	–	–	–	–	–	1	–

Other issuers	16	1	–	–	–	(8)	1	(1)	9	1

	20	1	–	–	–	(11)	1	(1)	10	1
Non-trading financial assets at fair value through profit or loss
Securities	408	2	2	71	–	(9)	21	–	495	(1)

Loans	19	1	–	1	–	–	–	–	21	1

	427	3	2	72	–	(9)	21	–	516	–

Financial assets at fair value through other comprehensive income
Government and government-related securities
Other OECD government guaranteed debt	200	1	9	–	–	–	–	–	210	9
Other debt securities
Asset-backed securities	562	–	(3)	–	–	–	–	–	559	(3)
Corporate and other debt	24	–	(1)	–	–	–	–	–	23	(1)
Equity securities
Common shares	1,492	–	1	5	–	(3)	–	–	1,495	1

Preferred shares	135	–	(2)	–	–	(75)	–	(1)	57	(8)
	$2,413	$1	$4	$5	$–	$(78)	$–	$(1)	$2,344	$(2)

	Fair value as at November 1 2018	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at January 31 2019	Change in unrealized losses (gains) on instruments still held[5]
		Included in income[1]	Included in OCI[3]	Purchases	Issuances	Other[4]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[6]	$3,024	$99	$–	$(76)	$371	$47	$–	$–	$3,465	$80
Derivatives[7]
Interest rate contracts	63	3	–	–	–	(2)	–	–	64	4
Foreign exchange contracts	(1)	1	–	–	–	(2)	–	–	(2)	–
Equity contracts	624	105	–	(19)	57	(68)	–	–	699	103

Commodity contracts	(27)	38	–	–	–	(3)	–	–	8	26

	659	147	–	(19)	57	(75)	–	–	769	133

Financial liabilities designated at fair value through profit or loss	14	(23)	–	–	17	(5)	–	–	3	(17)
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Other comprehensive income.
[3]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at fair value through other comprehensive income (FVOCI). Refer to Note 5 for further details.
[4]	Consists of sales, settlements, and foreign exchange.
[5]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in accumulated other comprehensive income (AOCI).
[6]	Issuances and repurchases of trading deposits are reported on a gross basis.
[7]

As at January 31, 2019, consists of derivative assets of $0.5 billion (November 1, 2018 – $0.5 billion) and derivative liabilities of $1.3 billion (November 1, 2018 – $1.2 billion), which have been netted on this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at November 1 2017	Total realized and unrealized gains (losses)		Movements			Transfers		Fair value as at January 31 2018	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities
Canadian government debt
Provinces	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Other debt securities
Canadian issuers	6	–	–	–	–	(3)	–	(2)	1	–

Other issuers	8	–	–	2	–	(1)	121	(9)	121	–

	14	–	–	2	–	(4)	121	(11)	122	–
Non-trading financial assets at fair value through profit or loss
Securities	305	15	–	12	–	(8)	–	–	324	13

Loans	15	(3)	–	2	–	–	4	–	18	(3)

	320	12	–	14	–	(8)	4	–	342	10

Financial assets at fair value through other comprehensive income
Government and government- related securities
Other OECD government guaranteed debt	203	(7)	(3)	–	–	–	–	–	193	(3)
Other debt securities
Asset-backed securities	553	–	2	–	–	(26)	–	–	529	2
Corporate and other debt	95	–	5	–	–	(1)	–	–	99	5
Equity securities
Common shares	1,469	–	1	6	–	(72)	–	–	1,404	(2)

Preferred shares	108	–	8	–	–	–	–	–	116	8
	$2,428	$(7)	$13	$6	$–	$(99)	$–	$–	$2,341	$10

	Fair value as at November 1 2017	Total realized and unrealized losses (gains)		Movements			Transfers		Fair value as at January 31 2018	Change in unrealized losses (gains) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases	Issuances	Other[3]	Into Level 3	Out of Level 3

FINANCIAL LIABILITIES

Trading deposits[5]	$2,521	$33	$–	$(141)	$637	$(165)	$–	$(10)	$2,875	$(1)
Derivatives[6]
Interest rate contracts	70	(18)	–	–	–	(1)	–	–	51	(17)
Foreign exchange contracts	(1)	(1)	–	–	–	1	–	–	(1)	(1)
Equity contracts	893	(8)	–	(19)	39	(65)	–	2	842	(1)

Commodity contracts	(2)	(7)	–	–	–	1	–	–	(8)	(6)

	960	(34)	–	(19)	39	(64)	–	2	884	(25)

Financial liabilities designated at fair value through profit or loss	7	31	–	–	25	(35)	–	–	29	25
Obligations related to securities sold short	–	–	–	–	–	–	–	–	–	–

[1]	Gains (losses) on financial assets and liabilities are recognized in Net securities gains (losses), Trading income (loss), and Other income (loss) on the Interim Consolidated Statement of Income.
[2]	Includes realized gains (losses) transferred to retained earnings on disposal of equities designated at FVOCI. Refer to Note 5 for further details.
[3]	Consists of sales, settlements, and foreign exchange.
[4]	Changes in unrealized gains (losses) on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at January 31, 2018, consists of derivative assets of $0.9 billion (November 1, 2017 – $0.9 billion) and derivative liabilities of $1.8 billion (November 1, 2017 – $1.9 billion), which have been netted on this table for presentation purposes only.

At fair value [member]
Statement [LineItems]
Schedule of Fair Value Hierarchy for Assets and Liabilities

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis
(millions of Canadian dollars)									As at
		January 31, 2019						October 31, 2018
	Level 1	Level 2	Level 3	Total	[1]	Level 1	Level 2	Level 3	Total	[1]

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[2]
Government and government-related securities
Canadian government debt
Federal	$–	$9,332	$–	$9,332		$127	$14,335	$–	$14,462
Provinces	–	6,951	–	6,951		–	7,535	3	7,538
U.S. federal, state, municipal governments, and agencies debt	–	18,486	–	18,486		–	19,732	–	19,732
Other OECD government guaranteed debt	–	3,596	–	3,596		–	3,324	–	3,324
Mortgage-backed securities	–	2,226	–	2,226		–	2,029	–	2,029
Other debt securities
Canadian issuers	–	5,913	1	5,914		–	5,630	1	5,631
Other issuers	–	13,660	9	13,669		–	14,459	16	14,475
Equity securities
Common shares	39,637	20	–	39,657		43,699	53	–	43,752
Preferred shares	43	9	–	52		33	26	–	59
Trading loans	–	11,113	–	11,113		–	10,990	–	10,990
Commodities	10,881	170	–	11,051		5,540	340	–	5,880

Retained interests	–	23	–	23		–	25	–	25

	50,561	71,499	10	122,070		49,399	78,478	20	127,897
Non-trading financial assets at fair value through profit or loss
Securities	177	1,999	495	2,671		176	2,095	408	2,679

Loans	–	1,183	21	1,204		–	1,317	19	1,336

	177	3,182	516	3,875		176	3,412	427	4,015
Derivatives
Interest rate contracts	31	11,737	–	11,768		33	12,365	–	12,398
Foreign exchange contracts	20	30,443	2	30,465		24	39,647	4	39,675
Credit contracts	–	17	–	17		–	9	–	9
Equity contracts	1	1,277	464	1,742		–	3,170	453	3,623

Commodity contracts	126	965	11	1,102		144	1,112	35	1,291

	178	44,439	477	45,094		201	56,303	492	56,996
Financial assets designated at fair value through profit or loss

Securities[2]	–	3,760	–	3,760		–	3,618	–	3,618

	–	3,760	–	3,760		–	3,618	–	3,618

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	12,220	–	12,220		–	12,731	–	12,731
Provinces	–	10,348	–	10,348		–	9,507	–	9,507
U.S. federal, state, municipal governments, and agencies debt	–	44,410	–	44,410		–	45,766	–	45,766
Other OECD government guaranteed debt	–	18,291	210	18,501		–	19,896	200	20,096
Mortgage-backed securities	–	6,327	–	6,327		–	6,633	–	6,633
Other debt securities
Asset-backed securities	–	20,715	559	21,274		–	21,407	562	21,969
Non-agency collateralized mortgage obligation portfolio	–	430	–	430		–	472	–	472
Corporate and other debt	–	8,762	23	8,785		–	8,483	24	8,507
Equity securities
Common shares	197	2	1,495	1,694		309	3	1,492	1,804
Preferred shares	209	–	57	266		235	–	135	370

Loans	–	1,998	–	1,998		–	2,745	–	2,745

	406	123,503	2,344	126,253		544	127,643	2,413	130,600

Securities purchased under reverse repurchase agreements	–	4,384	–	4,384		–	3,920	–	3,920

FINANCIAL LIABILITIES

Trading deposits	–	79,094	3,465	82,559		–	111,680	3,024	114,704
Derivatives
Interest rate contracts	20	9,382	64	9,466		24	9,646	63	9,733
Foreign exchange contracts	17	28,486	–	28,503		18	34,897	3	34,918
Credit contracts	–	385	–	385		–	386	–	386
Equity contracts	–	2,083	1,163	3,246		–	1,319	1,077	2,396

Commodity contracts	129	917	19	1,065		134	695	8	837

	166	41,253	1,246	42,665		176	46,943	1,151	48,270

Securitization liabilities at fair value	–	12,294	–	12,294		–	12,618	–	12,618

Financial liabilities designated at fair value through profit or loss	–	26,882	3	26,885		–	2	14	16

Obligations related to securities sold short[2]	1,953	36,937	–	38,890		1,142	38,336	–	39,478
Obligations related to securities sold under repurchase agreements	–	2,712	–	2,712		–	3,797	–	3,797
[1]	Fair value is the same as carrying value.
[2]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).